Current and long-term debt - Accounting for the 2021 Convertible Notes Exchanges and 2021 Convertible Notes Offerings (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loss on Convertible Notes exchange	$ 5,504	$ 0
Write off of equity portion of Convertible Notes due 2022	1,518
Borrowings	458,600
Additional paid-in capital
Disclosure of detailed information about borrowings [line items]
Write off of equity portion of Convertible Notes due 2022	1,518
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Loss on Convertible Notes exchange	5,500
Borrowings	66,500
Convertible Notes Due 2022 | Additional paid-in capital
Disclosure of detailed information about borrowings [line items]
Write off of equity portion of Convertible Notes due 2022	1,500
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, Initial Carrying Value Of Liability Component	60,800		$ 132,900
Carrying amount of equity component	2,400		$ 5,300
Borrowings	$ 196,300